Accounts payable and accrued liabilities (FY) (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

	April 30, 2025	July 31, 2024
Accounts payable	$1,269,316	$5,503,968
Accrued liabilities	6,243,369	492,925
Excise taxes payable	2,410,973	—
Income taxes payable	99,256	101,009
	$10,022,914	$6,097,902

DevvStream Holdings, Inc. [Member]
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

	July 31, 2024	July 31, 2023
Accounts payable	$5,661,681	$490,287
Accrued liabilities	813,284	418,365
Income taxes payable	101,009	—
	$6,575,974	$ 908,652